Prepaid Expenses and Other Receivables (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
Prepaid expenses and other receivables	$ 27,979	$ 27,979	$ 18,000	$ 25,008
Advance payments	23,000	23,000
Other receivables	$ 4,979	$ 4,979